Annual Total Returns[BarChart] - Federated Hermes Short-Intermediate Municipal Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.14%	2.41%	0.46%	2.13%	0.58%	(0.05%)	2.15%	1.19%	3.34%	1.97%